Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) $ / ¥	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Marketable Securities [Line Items]
Management fee, percent of the VIE's total consolidated profit		100.00%
Foreign currency translation rate | $ / ¥		6.9931
Restricted cash		¥ 580,972		¥ 491,828
Intangible asset estimated useful life		10 years
Impairment of intangible assets		¥ 0		¥ 24,268	¥ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Operating Expenses	Operating Expenses	Operating Expenses	Operating Expenses
Impairment loss of goodwill		¥ 0		¥ 0	¥ 0
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders		¥ (3,879)	$ (555)	(16,627)	(3,536)
Term of short-term health insurance policies		12 months	12 months
VAT		¥ 234,188		193,377	¥ 187,863
Currency risk, assets subject to government policies		¥ 1,444,900		¥ 1,923,900
Percentage of assets subject to currency risk to total		37.07%		45.91%
Shenlanbao
Marketable Securities [Line Items]
Cash consideration	¥ 216,000
Minimum
Marketable Securities [Line Items]
Maturity period for long-term investments		1 year	1 year
Term of long-term health insurance policies		6 years	6 years
Percentage of value added taxes		3.00%
Maximum
Marketable Securities [Line Items]
Maturity period for long-term investments		5 years	5 years
Maturity period for available-for-sale investments		20 years
Term of long-term health insurance policies		30 years	30 years
Percentage of value added taxes		6.00%
Remaining lease term		3 years